Trade Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Schedule of trade payable
	December 31,
	2017	2016
	USD in thousands

Open debts	$399	$80
Accrued expenses	618	510

	$1,017	$590